Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Current Taxes and Deferred Taxes

Note 16 - Current Taxes and Deferred Taxes

a)Current taxes

At the end of each reporting period, the Bank and subsidiaries recognize a First Category Income Tax Provision, which is determined based on currently enacted tax legislation. The net provision for current taxes recognized as of December 31, 2019 was MCh$85,503  (MCh$121,938 as of December 31, 2018), according to the following detail:

a.1) Current taxes assets and liabilities by geographical area:

	As of December 31, 2019				As of December 31, 2018
	Chile	USA (*)	Colombia	Totals	Chile	USA (*)	Colombia	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current tax assets	30,773	—	54,743	85,516	68,094	2,161	52,874	123,129
Current tax liabilities	(13)	—	—	(13)	(528)	—	(663)	(1,191)
Totas, net	30,760	—	54,743	85,503	67,566	2,161	52,211	121,938

a.2)  Details of current tax items by geographical area:

	As of December 31, 2019				As of December 31, 2018
	Chile	USA (*)	Colombia	Total	Chile	USA (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income tax	(68,075)	—	(9,062)	(77,137)	(81,487)	—	(14,273)	(95,760)

Less:
Monthly Provisional Payment	61,621	—	27,218	88,839	21,424	—	1,544	22,968
Tax Credit for Training Costs	850	—	—	850	800	—	—	800
Tax Credit Donations	802	—	—	802	745	—	—	745
Other taxes to be recovered (**)	35,562	—	36,587	72,149	126,084	2,161	64,940	193,185
Totals	30,760	—	54,743	85,503	67,566	2,161	52,211	121,938

(*)    Corresponds to the branch located in New York.

(**)  The other taxes to be recovered correspond mainly to monthly provisional payments paid in previous years, credits for training expenses, provisional payments for absorbed utilities with right to return, among others.

b)Effect on income

The tax expense for the years ended December 31, 2019, 2018 and 2017 is comprised of the following items:

	2019	2018	2017
	MCh$	MCh$	MCh$
Income tax expense
Current tax expense	(77,137)	(95,760)	(19,689)
Deferred taxes
Deferred tax expenses	33,727	28,110	74,611
Subtotals	(43,410)	(67,650)	54,922
Others	(4,443)	591	(2,051)
Net expense for income taxes	(47,853)	(67,059)	52,871

Note 16 - Current Taxes and Deferred Taxes, continued

c)Effective tax rate reconciliation

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2019, 2018 and 2017.

The nominal tax rates of the countries where consolidated subsidiaries are located are:

	2019	2018	2017
	Tax rates	Tax rates	Tax rates
Chile	27%	27%	25.5%
Colombia	33%	37%	40%
USA	21%	21%	35%

	For the years ended December 31,
	2019		2018		2017
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	(46,541)	27.00	(63,157)	25.50	(2,538)
Exchange differences due to investments in Colombia	9.51	(16,399)	13.47	(31,499)	(204.84)	20,390
Equity price level restatement for tax purposes	(13.94)	24,037	(9.49)	22,188	(141.93)	14,128
Local tax for USA and Panama income	1.76	(3,030)	0.02	(54)	(98.46)	9,801
Effect of rate change Chile	—	—	—	—	(51.68)	5,144
Tax Reform USA 35%-21%	—	—	—	—	95.21	(9,477)
Effect of rate change Colombia	(2.29)	3,954	(0.01)	20	47.07	(4,685)
Effect of rates New York subsidiary (**)	0.05	(81)	(0.18)	433	14.65	(1,458)
Effect of rates Colombia subsidiary (**)	3.42	(5,896)	0.50	(1,173)	(54.55)	5,430
Penalty fee SBIF	—	—	0.69	(1,616)	—	—
Permanent and other differences (*)	2.26	(3,897)	(3.33)	7,799	(162.11)	16,136
Totals	27.77	(47,853)	28.67	(67,059)	(531.14)	52,871

(*)    Other includes, mainly, benefits derived from the tax effect of goodwill from business combinations in Colombia made by Corpbanca prior to the acquisition of Itaú, amounting to MCh$11,276 in 2018, and MCh$20,568 in 2017

(**)  This line reflects the differences in tax rates in other jurisdictions, based on the Bank’s consolidated results.

d)Other comprehensive income – tax effects

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2019, 2018 and 2017, which consists of the following items:

d.1) Tax effect of “OCI” that may be reclassified subsequently to profit or loss:

	2019	2018	2017
	MCh$	MCh$	MCh$
Debt instruments at fair value through other comprehensive income	(5,926)	(2,172)	—
Available for sale investments	—	—	(3,333)
Hedge of a net investment in foreign operations	14,373	10,565	(14,211)
Cash flow hedge	(162)	(1,669)	44
Total charge to other comprehensive income	8,285	6,724	(17,500)

Note 16 - Current Taxes and Deferred Taxes, continued

d.2) “OCI” that may not be reclassified subsequently to profit or loss:

	2019	2018	2017
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	1,542	(44)	(6)
Total charge to other comprehensive income	1,542	(44)	(6)

e)Effect of deferred taxes

e.1) Totals deferred taxes

Detail of effects for deferred taxes presented in assets and liabilities is as follows:

	As of December 31, 2019			As of December 31, 2018
	Assets (*)	Liabilities (*)	Net	Assets (*)	Liabilities (*)	Net
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	162,874	—	162,874	124,408	—	124,408
Accrued interest on past due portfolio	8,214	—	8,214	7,377	—	7,377
Unearned price differences	324	—	324	288	—	288
Personnel provisions	20,618	—	20,618	18,220	(155)	18,065
Miscellaneous provisions	41,576	—	41,576	51,033	—	51,033
Tax losses	55,598	—	55,598	62,685	—	62,685
Net tax value of amortizable assets	16,051	—	16,051	14,739	—	14,739
Depreciation of property, plant and equipment	(47,423)	—	(47,423)	(42,581)	—	(42,581)
Lease division and others	18,925	—	18,925	19,261	—	19,261
Mark to market of financial instruments	(15,846)	—	(15,846)	(26,821)	138	(26,683)
Itaú-Corpbanca business combination	(57,996)	—	(57,996)	(61,521)	—	(61,521)
Others	4,339	(263)	4,076	11,598	(454)	11,144
IFRS 16 leases effect	1,403	—	1,403	—	—	—
Totals assets (liabilities) for deferred taxes	208,657	(263)	208,394	178,686	(471)	178,215

e.2) Deferred taxes by geographic area:

	As of December 31, 2019				As of December 31, 2018
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	182,657	18,527	7,473	208,657	130,883	20,311	27,492	178,686
Deferred tax liabilities	—	—	(263)	(263)	—	—	(471)	(471)
Net by geographic area	182,657	18,527	7,210	208,394	130,883	20,311	27,021	178,215

Note 16 - Current Taxes and Deferred Taxes, continued

Effects of deferred taxes on assets and liabilities arising from temporary differences (by geographic area) are as follows:

	As of December 31, 2019				As of December 31, 2018
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	155,115	358	7,401	162,874	99,621	(4,531)	29,318	124,408
Accrued interest on past due portfolio	8,214	—	—	8,214	7,377	—	—	7,377
Unearned price differences	324	—	—	324	288	—	—	288
Personnel provisions	16,860	(91)	3,849	20,618	13,871	139	4,055	18,065
Miscellaneous provisions	49,335	856	(8,615)	41,576	43,824	3,843	3,366	51,033
Tax losses	1,912	15,750	37,936	55,598	2,460	11,034	49,191	62,685
Net tax value of amortizable assets	16,051	—	—	16,051	14,739	—	—	14,739
Depreciation of property, plant and equipment	(50,746)	—	3,323	(47,423)	(37,513)	—	(5,068)	(42,581)
Lease division and others	11,619	—	7,306	18,925	9,422	—	9,839	19,261
Mark to market of financial instruments	(13,484)	—	(2,362)	(15,846)	(6,535)	—	(20,148)	(26,683)
Itaú-Corpbanca business combination	(16,584)	—	(41,412)	(57,996)	(16,613)	—	(44,908)	(61,521)
Others	3,136	1,654	(714)	4,076	(58)	9,826	1,376	11,144
IFRS 16 leases effect	905	—	498	1,403	—	—	—	—
Totals assets (liabilities), net	182,657	18,527	7,210	208,394	130,883	20,311	27,021	178,215